Accounting Policies - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2020
Summary Of Accounting Policies [Line Items]
Sustainability threshold for uncertain tax position	50.00%
Cumulative probability threshold for realization of income tax benefits	50.00%
Operating and financing option to extend	true
Lease payments excluded from the recognition on balance sheet	$ 5,000
Employees average service period to grant awards	3 years
Advertising expenses	$ 12,000,000	$ 17,000,000	$ 15,000,000
Retained earnings	$ 3,599,000,000	$ 2,747,000,000
Accounting Standards Update 2016-13 [Member]
Summary Of Accounting Policies [Line Items]
Change in accounting principle, accounting standards update, adopted	true
Change in accounting principle, accounting standards update, adoption date	Jan. 01, 2020
Change in accounting principle, accounting standards update, immaterial effect	true
Accounting Standards Update 2016-13 [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member]
Summary Of Accounting Policies [Line Items]
Retained earnings				$ 0
Accounting Standards Update 2018-15 [Member]
Summary Of Accounting Policies [Line Items]
Change in accounting principle, accounting standards update, adopted	true
Change in accounting principle, accounting standards update, adoption date	Jan. 01, 2020
Change in accounting principle, accounting standards update, immaterial effect	true
Change in Accounting Principle, Accounting Standards Update, Transition Option Elected [Extensible List]	us-gaap:AccountingStandardsUpdate201815ProspectiveMember
Accounting Standards Update 2017-04 [Member]
Summary Of Accounting Policies [Line Items]
Change in accounting principle, accounting standards update, adopted	true
Change in accounting principle, accounting standards update, adoption date	Jan. 01, 2020
Change in accounting principle, accounting standards update, immaterial effect	true
French [Member] | Research tax credits [Member]
Summary Of Accounting Policies [Line Items]
Tax credit carryforward expiration term	3 years
Minimum [Member]
Summary Of Accounting Policies [Line Items]
Revenue recognition expected payment terms	30 days
Equity investments, Ownership percentage	20.00%
Maximum [Member]
Summary Of Accounting Policies [Line Items]
Revenue recognition expected payment terms	90 days
Equity investments, Ownership percentage	50.00%
Maximum [Member] | Property Plant And Equipment [Member]
Summary Of Accounting Policies [Line Items]
Short term lease payments excluding capitalization amount	$ 5,000
Trademarks and Licenses [Member] | Minimum [Member]
Summary Of Accounting Policies [Line Items]
Estimated useful lives of intangible assets	3 years
Trademarks and Licenses [Member] | Maximum [Member]
Summary Of Accounting Policies [Line Items]
Estimated useful lives of intangible assets	8 years
Purchased and Internally Developed Software [Member] | Maximum [Member]
Summary Of Accounting Policies [Line Items]
Estimated useful lives of intangible assets	4 years